Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments
Subtotal - Assets	$ 0	$ 1,401
Subtotal - Liabilities	7,046	4,810
Derivatives not designated as hedging instruments
Subtotal - Assets	2,443	177
Subtotal - Liabilities	12,447	5,179
Total derivatives - Assets	2,443	1,578
Total derivatives - Liabilites	19,493	9,989
Current portion of financial instruments-Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	3,547	2,365
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	2,659	3,597
Bunker swaps - Asset Derivatives - Fair Value	0	140
Bunker swaps - Liability Derivatives - Fair Value	9,228	0
Bunker put options - Asset Derivatives - Fair Value	2,443	0
Bunker put options - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	1,401
Interest rate swaps - Liability Derivatives - Fair Value	3,499	2,445
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	560	1,582
Bunker swaps - Asset Derivatives - Fair Value	0	37
Bunker swaps - Liability Derivatives - Fair Value	$ 0	$ 0